Business Combinations and Investments - Goodwill and Intangible Assets (Details) (USD $) In Millions, unless otherwise specified				4 Months Ended		4 Months Ended		4 Months Ended		4 Months Ended		4 Months Ended		4 Months Ended		12 Months Ended
	Aug. 24, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Reseller Network [Member] Y	Aug. 24, 2011 Reseller Network [Member]	Dec. 31, 2011 Technology - Software and Hardware [Member] Y	Aug. 24, 2011 Technology - Software and Hardware [Member]	Dec. 31, 2011 Trademarks [Member] Y	Aug. 24, 2011 Trademarks [Member]	Dec. 31, 2011 Direct Customer Relationships [Member] Y	Aug. 24, 2011 Direct Customer Relationships [Member]	Dec. 31, 2011 Noncompete Agreements [Member] Y	Aug. 24, 2011 Noncompete Agreements [Member]	Dec. 31, 2011 Internally Developed Software [Member] Y	Aug. 24, 2011 Internally Developed Software [Member]	Dec. 31, 2010 Proprietary Technology and Customer Relationships [Member] Y	Dec. 31, 2009 Intellectual Property Associated with Software, Customer Contracts, and Trade Names [Member] Y
Acquired Finite-Lived Intangible Assets [Line Items]
Business Acquisition, Purchase Price Allocation, Goodwill, Expected Tax Deductible Amount		$ 0	$ 11
Business Acquisition, Purchase Price Allocation, Goodwill Amount		14	15
Acquired Finite-lived Intangible Asset, Estimated Fair Value	$ 319				$ 88		$ 106		$ 48		$ 74		$ 2		$ 1	$ 2	$ 16
Acquired Finite-lived Intangible Asset, Weighted Average Amortization Period				13 [1]		6 [1]		9 [1]		15 [1]		2 [1]		2 [1]		3.9	3.8

[1]	Determination of the weighted average amortization period of the individual categories of intangible assets was based on the nature of the applicable intangible asset and the expected future cash flows to be derived from the intangible asset. Amortization of intangible assets with definite lives is recognized over the period of time the assets are expected to contribute to future cash flows.